RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Loan and transfer agreements

In order to finance transaction costs in connection with a Reverse Acquisition, the New Sponsor or an affiliate of the New Sponsor, or certain affiliates of PowerUp loaned monies for working capital purposes (“Working Capital Loans”). Upon completion of the Reverse Acquisition, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Reverse Acquisition did not close, the Company had the option to use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account could be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Reverse Acquisition, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Reverse Acquisition entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants.

On December 21, 2023, PowerUp entered into a Loan and Transfer Agreement with the New Sponsor and SSVK Associates, LLC (“SSVK”), pursuant to which SSVK loaned an aggregate of $250,000 to the New Sponsor, and, in turn, the New Sponsor loaned $250,000 to PowerUp. On February 17, 2025, the Company assumed $250,000 of liabilities related to this agreement. As of September 30, 2025 and December 31, 2024, there was $250,000 and $250,000 in borrowings under the agreement, respectively. The debt discount was fully amortized to interest expense as a non-cash charge over the term of the loan and transfer liability ending at the date consummation of the Reverse Acquisition.

On January 9, 2024, PowerUp entered into a Loan and Transfer Agreement with the New Sponsor and Apogee Pharma (“Apogee”), pursuant to which Apogee loaned an aggregate of $50,000 to the New Sponsor, and, in turn, the New Sponsor loaned the $50,000 to the Company. On February 17, 2025, the Company assumed $50,000 of liabilities related to is agreement. At the close of the Reverse Acquisition, Apogee was issued 50,000 shares of Common Stock as commitment fees pursuant to this agreement. As of September 30, 2025 and December 31, 2024, there was $50,000 and $50,000 in borrowings under the agreement, respectively. The debt discount was fully amortized to interest expense as a non-cash charge over the term of the loan and transfer liability ending at the date consummation of the Reverse Acquisition.

On January 10, 2024, PowerUp entered into a Loan and Transfer Agreement with the New Sponsor and Jinal Sheth (“Sheth”), pursuant to which Sheth loaned an aggregate of $149,214 to the New Sponsor and the New Sponsor loaned $149,214 to PowerUp. On February 17, 2025, the Company assumed $149,214 of liabilities related to this agreement. As of September 30, 2025 and December 31, 2024, there was $149,214 and $149,214 in borrowings under the agreement, respectively. The debt discount was fully amortized to interest expense as a non-cash charge over the term of the loan and transfer liability ending at the date consummation of the Reverse Acquisition.

On December 3, 2024, the Company entered into a second Loan and Transfer Agreement with the New Sponsor and Apogee Pharma (“Apogee 2”), pursuant to which Apogee 2 loaned an aggregate of $50,000 to the New Sponsor and the New Sponsor loaned $50,000 to the Company. On February 17, 2025, the Company assumed $50,000 of liabilities related to these working capital loans. As of September 30, 2025 and December 31, 2024, there was $50,000 and $50,000 in borrowings under the agreement, respectively. The debt discount was fully amortized to interest expense as a non-cash charge over the term of the loan and transfer liability ending at the date consummation of the Reverse Acquisition.

Subscription Agreements

On March 5, 2024, PowerUp entered into four separate Subscription Agreements (each, a “First Subscription Agreement”) with the New Sponsor, Visiox, VKSS Capital, LLC, an affiliate of, and an entity under common control with, the New Sponsor (the “Affiliate”), and four separate investors (each, an “Investor”), whereby the Investors collectively contributed to New Sponsor a total of $1,000,000 (the “First Contribution”). The New Sponsor utilized the First Contribution to support PowerUp’s previously anticipated merger with Visiox by funding certain obligations to Visiox pursuant to the Secured Convertible Promissory Note, dated December 1, 2023, issued by Visiox to the New Sponsor (the “Visiox Convertible Note”) (together, all loans and advances, the “March Loan”).

On May 9, 2024, PowerUp entered into four separate Subscription Agreements (each, a “Second Subscription Agreement”) with the New Sponsor, the Affiliate, and four separate Investors, whereby, the Investors collectively contributed to the New Sponsor a total of $500,000 (the “Second Contribution”) and, in turn, the New Sponsor loaned $500,000 to PowerUp (the “May Loan”).

PowerUp accounted for the First and Second Subscription Agreements under ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and concluded that bifurcation of a single derivative that comprises all of the fair value of the conversion feature(s) (i.e., derivative instrument(s)) is not necessary under ASC 815-15-25-7 through 25-10. As a result, all debt proceeds received from Investor have been recorded using the relative fair value method of accounting under ASC 470 “Debt”. Pursuant to ASC 470, the Company recorded the fair value of the subscription liability on the consolidated balance sheets using the relative fair value method. The initial fair value of the subscription liability at issuance was estimated using a Black Scholes and Probability Weighted Expected Return Model. At the close of the Reverse Acquisition, 1,750,000 of commitment fee shares owing to the Investors under these agreements were transferred by affiliates to the Investors.

On February 17, 2025, the Company assumed $1,500,000 of debt under the First Subscription Second Subscription Agreements. At September 30, 2025, $1,500,000 owing under these agreements is included in subscription agreement loan balance on the condensed consolidated balance sheet.

Due to affiliate

On February 17, 2025, the Company assumed $353,679 of liabilities due to the Sponsor of PowerUp and related to administrative services fees and a residual balance due from IPO proceeds. As of September 30, 2025, the balance of $353,679 is recorded within due to affiliate on the condensed consolidated balance sheet.

Promissory Note Fee – related party

On October 2, 2024, PowerUp entered into a Promissory Note Fee Agreement with the Sponsor (the “Promissory Note Fee Agreement”). Pursuant to the Promissory Note Fee Agreement, PowerUp and the Sponsor agreed that the Sponsor took a significant risk on behalf of the Company by entering into the Visiox Promissory Note in exchange for payment of the Original Promissory Note Fee, and that the Sponsor should be compensated for that risk despite the termination of the right to receive the Original Promissory Note Fee as a result of the termination of the proposed merger with Visiox. As consideration for the foregoing, the Company agreed to pay Sponsor a modified promissory note fee of $1,000,000 (the “Modified Promissory Note Fee”) upon the successful closing of a merger. At September 30, 2025, the Modified Promissory Note Fee is still outstanding and payable and included in promissory note fee – related party on the condensed consolidated balance sheets.

Notes payable – related party

During the years ended 2024 and 2023, Aspire Biopharma, Inc incurred expenses and costs related to officer and director compensation, rental of office space, reimbursable expenses paid by affiliates and non interest bearing working capital loans. On September 27, 2024, to formalize the related party working capital advances, Aspire Biopharma, Inc issued three nonconvertible 20% original issues discount (“OID”) notes payable to related parties for a total face value of $1,066,391. The notes were due the earlier of June 27, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The notes do not bear interest but have a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $213,278 and are unsecured. Pursuant to the February 18, 2025, subordination agreement between two note holders and Cobra, payments will not be made on the matured notes until full payment of the Cobra obligation (See Note 7 - Convertible Notes). Pursuant to the Settlement Agreement (See Note 6 - Subscription Agreement Loans), the third note was amended to extend the maturity date to December 10, 2025. For the three and nine months ended September 30, 2025, total amortized debt discount of $0 and $139,052 was included in interest expense on the accompanying condensed consolidated statements of operations, respectively.

On October 2, 2024, the Company issued one non-convertible 20% OID note payable to a related party for working capital for a total face value of $62,500. The note is due on the earlier of July 2, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had an OID totaling $12,500 and was unsecured. Pursuant to the Settlement Agreement (See Note 6 - Subscription Agreement Loans), the note was amended to extend the maturity date to September 10, 2025. In August 2025, the note balance was fully repaid. For the three and nine months ended September 30, 2025, total amortized debt discount of $0 and $8,379 was included in interest expense on the accompanying condensed consolidated statements of operations, respectively.

On December 30, 2024, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $40,625. The note is due the earlier of September 30, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $8,125 and was unsecured. For the three and nine months ended September 30, 2025, total amortized debt discount of $2,708 and $8,095 was included in interest expense on the accompanying condensed consolidated statements of operations, respectively.

On December 31, 2024, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $279,878. The note is due the earlier of September 30, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $46,646 and were unsecured. For the three and nine months ended September 30, 2025, total amortized debt discount of $19,476 and $46,646 was included in interest expense on the accompanying condensed consolidated statements of operations, respectively.

On January 22, 2025, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $31,250. The note is due the earlier of October 22, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $6,250 and were unsecured. In August 2025, the note balance was fully repaid. For the three and nine months ended September 30, 2025, total amortized debt discount of $2,609 and $6,250 was included in interest expense on the accompanying condensed consolidated statements of operations, respectively.

On February 13, 2025, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $31,250. The note is due the earlier of November 13, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $6,250 and were unsecured. In August 2025, the note balance was fully repaid. For the three and nine months ended September 30, 2025, total amortized debt discount of $3,113 and $6,250 was included in interest expense on the accompanying condensed consolidated statements of operations, respectively.

The following table reflects the outstanding balances of each note issuance at September 30, 2025 and December 31, 2024.

Issuance date	September 30, 2025	December 31, 2024
September 27, 2024	$591,692	$920,240
October 2, 2024	0	65,513
December 30, 2024	0	38,569
December 31, 2024	293,872	242,510
Total	$885,564	$1,266,832

At September 30, 2025 and December 31, 2024, total balance of $885,564 and $1,266,832 inclusive of unamortized debt discount is included in Notes payable – related party on the accompanying condensed consolidated balance sheet.

Aspire Biopharma Inc [Member]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY

For the twelve months ended December 31,2024 and December 31, 2023, the Company had expenses totaling $356,032 and $100,000 respectively, to officers and directors for compensation, which is included in general and administrative expenses on the accompanying statement of operations.

From time to time, the company rents corporate office space on a month-to-month basis from an officer and director, which is included in general and administrative expenses on the accompanying statement of operations.

As of December 31, 2024 and December 31, 2023, there was a total of $0 and $181,061 credit card advances and short-term non-interest bearing loans due to an officer and director. On September 27, 2024, these short-term non-interest bearing loans were formalized into note agreements (see Note 6).

As of December 31, 2024 and December 31, 2023, there was a total of $0 and $360,636 of short-term non-interest bearing working capital loans payable to shareholders. On September 27, 2024, these short-term non-interest bearing loans were formalized into note agreements (see Note 6).

As of December 31, 2024 and December 31, 2023, there was a total of convertible debt of $0 and accrued interest payable of $0 due to an officer and director, employees, and shareholders.